Guarantor Financials Guarantor Financials (Income statement) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Sep. 27, 2014	Sep. 28, 2013
Net sales	$ 951.5	$ 933.4
Cost of sales	629.7	577.1
Gross profit	321.8	356.3
Operating expenses
Distribution	14.4	13.2
Research and Development	36.6	32.3
Selling	50.4	50.2
Administration	81.5	78.8
Restructuring	1.7	2.1
Total operating expenses	184.6	176.6
Operating Income (Loss)	137.2	179.7
Interest expense, net	25.9	21.4
Other expense, (income), net	2.7	1.0
Income before income taxes	108.6	157.3
Income tax expense	12.3	45.9
Income (Loss) before equity in net income (loss) of subsidiaries	96.3	111.4
Equity in net income (loss) of subsidiaries	0	0
Net income	96.3	111.4
Consolidation, Eliminations [Member]
Net sales	(141.9)	(145.1)
Cost of sales	(121.6)	(128.1)
Gross profit	(20.3)	(17.0)
Operating expenses
Distribution	0	0
Research and Development	0	0
Selling	0	0
Administration	(0.5)	0
Restructuring	0	0
Total operating expenses	(0.5)	0
Operating Income (Loss)	(19.8)	(17.0)
Interest expense, net	(0.1)	0
Other expense, (income), net	0.7	0
Income before income taxes	(20.4)	(17.0)
Income tax expense	0	0
Income (Loss) before equity in net income (loss) of subsidiaries	(20.4)	(17.0)
Equity in net income (loss) of subsidiaries	(222.7)	(85.6)
Net income	(243.1)	(102.6)
Parent Company [Member]
Net sales	0
Cost of sales	0
Gross profit	0
Operating expenses
Distribution	0
Research and Development	0
Selling	0
Administration	13.7
Restructuring	0
Total operating expenses	13.7
Operating Income (Loss)	(13.7)
Interest expense, net	23.9
Other expense, (income), net	0
Income before income taxes	(37.6)
Income tax expense	(1.6)
Income (Loss) before equity in net income (loss) of subsidiaries	(36.0)
Equity in net income (loss) of subsidiaries	132.3
Net income	96.3
Guarantor Subsidiaries [Member]
Net sales	829.7	802.1
Cost of sales	582.1	537.0
Gross profit	247.6	265.1
Operating expenses
Distribution	11.0	10.6
Research and Development	21.7	21.8
Selling	39.8	39.8
Administration	51.1	71.0
Restructuring	1.7	2.1
Total operating expenses	125.3	145.3
Operating Income (Loss)	122.3	119.8
Interest expense, net	192.6	20.1
Other expense, (income), net	(1.8)	0.9
Income before income taxes	(68.5)	98.8
Income tax expense	3.6	42.2
Income (Loss) before equity in net income (loss) of subsidiaries	(72.1)	56.6
Equity in net income (loss) of subsidiaries	54.6	54.8
Net income	(17.5)	111.4
Non-Guarantor Subsidiaries [Member]
Net sales	263.7	276.4
Cost of sales	169.2	168.2
Gross profit	94.5	108.2
Operating expenses
Distribution	3.4	2.6
Research and Development	14.9	10.5
Selling	10.6	10.4
Administration	17.2	7.8
Restructuring	0	0
Total operating expenses	46.1	31.3
Operating Income (Loss)	48.4	76.9
Interest expense, net	(190.5)	1.3
Other expense, (income), net	3.8	0.1
Income before income taxes	235.1	75.5
Income tax expense	10.3	3.7
Income (Loss) before equity in net income (loss) of subsidiaries	224.8	71.8
Equity in net income (loss) of subsidiaries	35.8	30.8
Net income	$ 260.6	$ 102.6